CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Ordinary share [Member]	Additional paid-in capital [Member]	Treasury stock [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Equity attributable to China Biologic Products Holdings, Inc. [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2015	$ 466,961,799	$ 2,884	$ 105,079,845	$ (56,425,094)	$ 333,704,094	$ (18,605)	$ 382,343,124	$ 84,618,675
Balance (in shares) at Dec. 31, 2015		28,835,053
Net income	128,793,421	$ 0	0	0	104,779,307	0	104,779,307	24,014,114
Other comprehensive income (loss)	(31,303,262)	0	0	0	0	(26,315,740)	(26,315,740)	(4,987,522)
Dividend declared to a noncontrolling interest shareholder	(10,901,312)	0	0	0	0	0	0	(10,901,312)
Share-based compensation	24,405,511	0	24,405,511	0	0	0	24,405,511	0
Excess tax benefits from stock option exercises	2,613,831	0	2,299,316	0	0	0	2,299,316	314,515
Adjustments in noncontrolling interest resulting from capital injections	0	0	513,397	0	0	0	513,397	(513,397)
Capital withdrawal by noncontrolling interest shareholders	(62,991,961)	0	(30,397,196)	0	0	1,014,074	(29,383,122)	(33,608,839)
Ordinary share issued in connection with:
Exercise of stock options	$ 3,558,796	$ 34	3,558,762	0	0	0	3,558,796	0
Exercise of stock options (in shares)	337,406	337,406
Vesting of restricted shares	$ 0	$ 25	(25)	0	0	0	0	0
Vesting of restricted shares (in shares)		255,150
Balance at Dec. 31, 2016	521,136,823	$ 2,943	105,459,610	(56,425,094)	438,483,401	(25,320,271)	462,200,589	58,936,234
Balance (in shares) at Dec. 31, 2016		29,427,609
Net income	82,235,959	$ 0	0	0	67,943,035	0	67,943,035	14,292,924
Other comprehensive income (loss)	36,861,394	0	0	0	0	33,277,575	33,277,575	3,583,819
Dividend declared to a noncontrolling interest shareholder	(10,680,008)	0	0	0	0	0	0	(10,680,008)
Share-based compensation	33,903,283		33,903,283	0	0	0	33,903,283	0
Ordinary share issued in connection with:
Exercise of stock options	$ 867,546	$ 9	867,537	0	0	0	867,546	0
Exercise of stock options (in shares)	85,242	85,242
Vesting of restricted shares	$ 0	$ 35	(35)	0	0	0	0	0
Vesting of restricted shares (in shares)		353,694
Balance at Dec. 31, 2017	664,324,997	$ 2,987	140,230,395	(56,425,094)	506,426,436	7,957,304	598,192,028	66,132,969
Balance (in shares) at Dec. 31, 2017		29,866,545
Net income	147,967,115	$ 0	0	0	128,056,302	0	128,056,302	19,910,813
Other comprehensive income (loss)	(60,783,829)	0	0	0	0	(53,668,005)	(53,668,005)	(7,115,824)
Dividend declared to a noncontrolling interest shareholder	(10,145,395)	0	0	0	0	0	0	(10,145,395)
Share-based compensation	23,130,570	0	23,130,570	0	0	0	23,130,570	0
Issuance of ordinary shares in private placement	590,265,000	$ 585	590,264,415	0	0	0	590,265,000	0
Issuance of ordinary shares in private placement (Shares)		5,850,000
Issuance of ordinary shares to PWM in exchange for 80% equity interest of TianXinFu	488,760,172	$ 552	434,888,618	0	0	0	434,889,170	53,871,002
Issuance of ordinary shares to PWM in exchange for 80% equity interest of TianXinFu (Shares)		5,521,000
Ordinary share issued in connection with:
Exercise of stock options	$ 1,184,534	$ 12	1,184,522	0	0	0	1,184,534	0
Exercise of stock options (in shares)	121,945	121,945
Vesting of restricted shares	$ 0	$ 26	(26)	0	0	0	0	0
Vesting of restricted shares (in shares)		256,830
Balance at Dec. 31, 2018	$ 1,844,703,164	$ 4,162	$ 1,189,698,494	$ (56,425,094)	$ 634,482,738	$ (45,710,701)	$ 1,722,049,599	$ 122,653,565
Balance (in shares) at Dec. 31, 2018		41,616,320